Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade receivables
	As at December 31,
	2021	2020
Trade receivables	18,952,763	16,276,263
Bad debt provision for trade receivables	(11,215,912)	(4,923,646)
	7,736,851	11,352,617

Schedule of other receivables
	As at December 31,
	2021	2020
Other receivables	344,437	124,684
Prepayments	1,983,685	1,424,317
	2,328,122	1,549,001

Schedule of aging analysis of trade receivables
	As at December 31,
	2021	2020
Current	2,629,433	5,223,618
Past due for less than 4 months	1,411,252	3,852,158
Past due for more than 4 months	14,912,078	7,200,487
	18,952,763	16,276,263

Schedule of provision for doubtful debts
	2021	2020
As at January 1	4,923,646	2,299,558
Provision provided in the year	6,076,620	2,334,410
Translation adjustment	215,646	289,678
As at December 31	11,215,912	4,923,646